Consolidated Statements Of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of Comprehensive Income [Abstract]
Net income	$ 281,488	$ 262,179	$ 239,539
Currency translation adjustment	33,966	(12,839)	(35,105)
Currency impact of long-term funding	13,730	(8,428)	3,768
Unrealized capital (loss)/gain– investments	(272)	11	(54)
Actuarial gain/(loss) on defined benefit pension plan	50	(2,485)	2,693
Realized gain on interest rate hedge	0	0	4,658
Amortization of interest rate hedge	(923)	(923)	(41)
Fair value of cash flow hedge	1,036	0	0
Total comprehensive income	$ 329,075	$ 237,515	$ 215,458